Schedule of Investments
November 30, 2022 (unaudited)
Archer Dividend Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 87.68%

Beverages - 2.08%
PepsiCo, Inc.	2,900	537,979

Bottled & Canned Soft Drinks Carbonated Waters - 2.69%
Coca-Cola FEMSA S.A.B. de C.V. ADR Series L	10,200	696,762

Canned, Frozen & Preserved Fruit, Veg & Food Supplies - 1.94%
Kraft Heinz Co.	12,700	499,745

Computer & Office Equipment - 4.18%
Cisco Systems, Inc.	10,300	512,116
International Business Machines Corp.	3,800	565,820

		1,077,936

Construction Machinery & Equip - 2.22%
Caterpillar, Inc.	2,425	573,294

Electric & Other Services Combined - 6.19%
Consolidated Edison, Inc.	6,750	661,770
Duke Energy Corp.	5,082	507,844
Exelon Corp.	10,300	426,111

		1,595,725

Electric Services - 8.93%
American Electric Power Co., Inc.	6,450	624,360
Entergy Corp.	4,800	558,096
NRG Energy, Inc.	13,160	558,642
Southern Co.	8,300	561,412

		2,302,510

Finance Services - 1.76%
Hercules Capital, Inc.	32,000	453,120

Fire, Marine & Casualty Insurance - 1.69%
Progressive Corp.	3,300	436,095

Gas & Other Services Combined- 1.80%
UGI Corp.	12,000	463,800

Guided Missiles & Space Vehicles & Parts - 2.40%
Lockheed Martin Corp.	1,275	618,617

Independent Oil & Gas - 1.38%
Devon Energy Corp. (2)	5,200	356,304

National Commercial Banks - 5.29%
JPMorgan Chase & Co.	3,650	504,357
Regions Financial Corp.	37,000	858,770

		1,363,127

Natural Gas Transmission - 2.33%
Kinder Morgan, Inc.	31,400	600,368

Paper Mills - 1.56%
Mativ Holdings, Inc.	19,400	402,938

Petroleum Refining- 5.09%
BP PLC. ADR	15,000	538,500
Chevron Corp.	4,230	775,401

		1,313,901

Pharmaceutical Preparations - 15.00%
AbbVie, Inc.	6,350	1,023,493
Bristol Myers Squibb Co.	6,970	559,552
Johnson & Johnson	2,500	445,000
Merck & Co., Inc.	7,490	824,799
Organon & Co.	10,300	268,006
Pfizer, Inc.	14,900	746,937

		3,867,787

Plastic Materials, Synth Resins & Nonvulcan Elastomers- 1.25%
Dow, Inc.	6,300	321,111

Retail - Drug Stores and Proprietary Stores - 5.02%
CVS Health Corp.	6,400	652,032
Walgreens Boots Alliance, Inc.	15,500	643,250

		1,295,282

Retail - Retail Stores - 1.24%
Kohls Corp.	10,000	320,800

Semiconductors & Related Devices - 6.04%
Broadcom, Inc.	865	476,641
Intel Corp.	19,900	598,393
Texas Instruments, Inc.	2,670	481,828

		1,556,862

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.48%
Procter & Gamble Co.	4,282	638,703

Telephone Communications (No Radio Telephone) - 2.88%
BCE, Inc.	7,400	352,536
Verizon Communications, Inc. (2)	10,000	389,800

		742,336

Trucking & Courier Services (No Air) - 2.24%
United Parcel Service, Inc. Class B	3,050	578,677

Total Common Stock	(Cost $ 17,238,432)	22,613,779

Real Estate Investment Trusts - 7.73%

Crown Castle International Corp.	2,700	381,861
Digital Realty Trust, Inc.	3,400	382,364
Iron Mountain, Inc.	12,000	651,960
W. P. Carey, Inc.	7,320	576,816

Total Real Estate Investment Trusts	(Cost $ 1,468,688)	1,993,001

Money Market Registered Investment Companies - 4.24%
Federated Treasury Obligation Fund - Institutional Shares - 3.66% (3)	1,093,593	1,093,593

Total Money Market Registered Investment Companies	(Cost $ 1,093,593)	1,093,593

Total Investments - 99.65%	(Cost $ 19,800,713)	25,700,373

Other Assets less Liabilities - .35%		90,841

Total Net Assets - 100.00%		25,791,214

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$25,700,373	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$25,700,373	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at November 30, 2022